Investments in Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments in Real Estate

NOTE 3:    Investments in Real Estate

As of September 30, 2013, our investments in real estate consisted of nine apartment properties with 2,358 units. The table below summarizes our investments in real estate as of September 30, 2013 and December 31, 2012:

	As of September 30, 2013	As of December 31, 2012
Land	$32,624	$30,168
Building	131,215	121,390
Furniture, fixtures and equipment	2,826	2,007

Total investment in real estate	166,665	153,565
Accumulated depreciation	(14,805)	(12,283)

Investments in real estate, net	$151,860	$141,282

On October 11, 2012, we acquired a fee simple interest in a 192-unit multifamily residential community located in Indianapolis, Indiana, known as Runaway Bay Apartments. We acquired the property through a wholly owned subsidiary of our operating partnership, from an unaffiliated third party. We acquired the property for an aggregate purchase price of $15,750 exclusive of closing costs. We paid the purchase price with a combination of a $10,238 first mortgage loan and $5,512 in cash.

On September 19, 2013, we acquired a fee simple interest in a 354-unit multifamily residential community located in Indianapolis, Indiana, known as Berkshire Square Apartments. We acquired the property through a wholly owned subsidiary of our operating partnership, from an unaffiliated third party. We acquired the property for an aggregate purchase price of $13,250 exclusive of closing costs.

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012 and the three-month period ended September 30, 2013, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount of Assets Acquired During the Year Ended December 31, 2012	Carrying Amount of Assets Acquired During the three- months Ended September 30, 2013
Assets acquired:
Investments in real estate	$15,397	$12,281
Intangible asset	353	969
Liabilities assumed:
Mortgage indebtedness	(10,238)	—

Carrying amount of net assets acquired	$5,512	$13,250

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2012. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Nine-Month Period Ended September 30, 2013	For the Nine-Month Period Ended September 30, 2012
Total revenue, as reported	$14,175	$12,117
Pro forma revenue	16,017	15,290
Net income (loss) allocable to common shares, as reported	307	(68)
Pro forma net income (loss) allocable to common shares	836	(1)

We have not yet completed the process of estimating the fair value of assets acquired and liabilities assumed. Accordingly, our preliminary estimates and the allocation of the purchase price to the assets acquired and liabilities assumed may change as we complete the process. In accordance with FASB ASC Topic 805, changes, if any, to the preliminary estimates and allocation will be reported in our financial statements retrospectively.

NOTE 3:    Investments in Real Estate

As of December 31, 2012, our investments in real estate consisted of eight apartment real estate properties with 2,004 units. The table below summarizes our investments in real estate:

	2012	2011
Land	$30,168	27,089
Building	121,390	109,072
Furniture, fixtures and equipment	2,007	1,267

Total investment in real estate	153,565	137,428
Accumulated depreciation	(12,283)	(9,304)

Investments in real estate, net	$141,282	128,124

Acquisitions

On April 29, 2011, we, through our operating partnership, acquired six apartment properties, which we refer to as the initial portfolio, from six wholly-owned subsidiaries of our sponsor. The contribution value of the initial portfolio was $103,790. In connection with the acquisition of the initial portfolio, our operating partnership assumed $64,575 of mortgage indebtedness and issued $39,215 of limited partnership interests, or 3,921,500 limited partner units, to our sponsor. In addition, our sponsor purchased an additional 125,000 limited partner units for $1,250 in cash on April 29, 2011. Because we were wholly owned by our sponsor and under common control as of the date of purchase, the assets and liabilities of the initial portfolio were recorded at our sponsor’s carrying amount, or book value, at the time of contribution, pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

On December 16, 2011, we entered into a purchase and sale agreement with a wholly owned subsidiary of our sponsor, pursuant to which we purchased a 320-unit multi-family property, which we refer to as Centrepoint Apartments, located in Tucson, Arizona from our sponsor for a purchase price of $29,500. We obtained a $17,600 first mortgage on Centrepoint Apartments and issued $12,282 of limited partnership interests, or 12,282,000 limited partnership units, in our operating partnership. Because we were wholly owned by our sponsor as of the date of purchase, the assets and liabilities of the property were recorded at our sponsor’s carrying amount at the time of acquisition, pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

On October 11, 2012, we acquired a fee simple interest in a 192-unit apartment residential community located in Indianapolis, Indiana, known as Runaway Bay Apartments. We acquired the property through a wholly owned subsidiary of our operating partnership, from an unaffiliated third party, 2030 Runaway Bay Drive Holdings, LLC. We acquired the property for an aggregate purchase price of $15,750 exclusive of closing costs. We paid the purchase price with a combination of a $10,238 first mortgage loan and $5,512 in cash.

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate	$15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)

Carrying amount of net assets acquired	$5,512

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2011. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Total revenue, as reported	$16,629	$8,668
Pro forma revenue	18,308	17,675
Net income (loss) allocable to common shares, as reported	(123)	(112)
Pro forma net income (loss) allocable to common shares	(66)	(55)